CASH AND CASH EQUIVALENTS (FY)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5:-   CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017

Cash for immediate withdrawal	$3,289	$3,316
Cash equivalents - short-term deposits(1)	36,983	18,009
	$40,272	$21,325
(1)	The cash equivalents are short-term bank deposits denominated in dollars and bear interest at an average annual rate of 2.05% and 1.050% as of December 31, 2018 and 2017, respectively.